Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000259889
Account Value [Line Items]
Line Graph and Table Measure Name				Active/Passive Aggressive Portfolio
Accumulated Value	$ 10,000.00		$ 10,822.05
C000259888
Account Value [Line Items]
Line Graph and Table Measure Name				Active/Passive Conservative Portfolio
Accumulated Value	10,000.00		10,480.73
C000259890
Account Value [Line Items]
Line Graph and Table Measure Name				Active/Passive Very Aggressive Portfolio
Accumulated Value	10,000.00		10,980.85
C000000079
Account Value [Line Items]
Line Graph and Table Measure Name				Active/Passive Moderate Portfolio
Accumulated Value		$ 10,000.00			$ 10,778.77	$ 12,382.04	$ 11,778.33	$ 14,261.33	$ 16,177.01	$ 17,867.56	$ 15,217.29	$ 17,535.69	$ 19,239.40	$ 22,022.12
C000000080
Account Value [Line Items]
Line Graph and Table Measure Name				Active/Passive Balanced Portfolio
Accumulated Value		10,000.00			10,658.25	11,935.58	11,523.53	13,588.79	15,286.14	16,441.68	14,117.56	15,962.74	17,148.02	19,239.12
C000000076
Account Value [Line Items]
Line Graph and Table Measure Name				Domestic Equity Portfolio
Accumulated Value		10,000.00			11,498.01	13,081.90	12,714.02	15,354.57	15,466.52	18,979.46	18,412.71	19,096.65	20,446.63	23,397.60
C000050280
Account Value [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equity Portfolio
Accumulated Value		10,000.00			10,906.49	13,942.78	12,025.08	14,502.16	18,396.79	17,559.32	13,120.86	14,027.40	14,591.97	19,581.18
C000000077
Account Value [Line Items]
Line Graph and Table Measure Name				Equity Income Portfolio
Accumulated Value		10,000.00			11,916.81	13,852.48	12,557.49	15,899.64	16,090.91	20,226.57	19,575.38	21,471.14	24,020.94	27,498.29
C000000090
Account Value [Line Items]
Line Graph and Table Measure Name				Focused Appreciation Portfolio
Accumulated Value		10,000.00			10,587.46	14,147.19	13,816.25	18,233.49	24,167.82	28,735.74	20,739.67	31,315.37	42,096.25	48,371.71
C000000091
Account Value [Line Items]
Line Graph and Table Measure Name				Growth Stock Portfolio
Accumulated Value		10,000.00			10,246.79	12,733.19	12,893.39	16,720.77	22,568.67	26,330.59	16,141.32	24,162.12	33,301.43	39,762.92
C000000081
Account Value [Line Items]
Line Graph and Table Measure Name				High Yield Bond Portfolio
Accumulated Value		10,000.00			11,459.50	12,248.15	11,916.59	13,700.35	14,610.41	15,385.65	13,642.11	15,448.47	16,434.81	17,830.44
C000000089
Account Value [Line Items]
Line Graph and Table Measure Name				Index 400 Stock Portfolio
Accumulated Value		10,000.00			12,038.12	13,959.18	12,377.22	15,580.98	17,664.27	21,985.14	19,068.96	22,149.42	25,169.47	26,990.60
C000000078
Account Value [Line Items]
Line Graph and Table Measure Name				Index 500 Stock Portfolio
Accumulated Value		10,000.00			11,173.49	13,577.59	12,956.38	16,995.98	20,086.19	25,800.51	21,083.34	26,574.40	33,151.72	38,999.89
C000050279
Account Value [Line Items]
Line Graph and Table Measure Name				Index 600 Stock Portfolio
Accumulated Value		10,000.00			12,612.39	14,242.87	12,992.28	15,907.35	17,646.20	22,272.37	18,627.05	21,562.93	23,380.22	24,731.44
C000050276
Account Value [Line Items]
Line Graph and Table Measure Name				Inflation Managed Portfolio
Accumulated Value		10,000.00			10,468.47	10,842.97	10,559.81	11,512.02	12,613.90	13,447.08	11,703.96	12,160.06	12,398.86	13,205.87
C000000087
Account Value [Line Items]
Line Graph and Table Measure Name				International Equity Portfolio
Accumulated Value		10,000.00			10,289.44	12,583.54	10,644.87	11,985.78	11,660.98	12,244.58	11,408.16	13,243.71	13,765.41	19,044.48
C000000086
Account Value [Line Items]
Line Graph and Table Measure Name				International Growth Portfolio
Accumulated Value		10,000.00			9,659.46	12,560.13	11,143.49	15,021.76	17,712.37	20,531.51	15,782.12	19,059.40	20,069.11	23,822.68
C000050277
Account Value [Line Items]
Line Graph and Table Measure Name				Large Cap Blend Portfolio
Accumulated Value		10,000.00			11,398.50	13,566.99	13,023.64	16,145.34	17,768.36	21,047.58	18,148.10	21,888.15	27,111.42	30,999.44
C000000075
Account Value [Line Items]
Line Graph and Table Measure Name				Large Cap Core Stock Portfolio
Accumulated Value		10,000.00			10,757.09	13,432.22	12,621.16	16,557.88	20,323.23	25,424.62	20,624.38	25,942.16	31,689.78	36,945.61
C000050275
Account Value [Line Items]
Line Graph and Table Measure Name				Large Company Value Portfolio
Accumulated Value		10,000.00			11,536.05	12,816.37	11,800.77	15,064.79	15,462.06	18,851.13	18,787.59	19,501.31	21,586.72	24,733.01
C000050282
Account Value [Line Items]
Line Graph and Table Measure Name				Long-Term U.S. Government Bond Portfolio
Accumulated Value		10,000.00			10,108.85	10,945.43	10,721.68	12,133.38	14,241.09	13,476.16	9,496.78	9,812.66	9,245.40	9,814.36
C000000085
Account Value [Line Items]
Line Graph and Table Measure Name				Mid Cap Growth Stock Portfolio
Accumulated Value		10,000.00			10,082.99	12,128.75	11,233.69	14,942.29	18,739.30	20,646.51	15,739.44	18,093.34	19,578.11	21,207.37
C000000088
Account Value [Line Items]
Line Graph and Table Measure Name				Mid Cap Value Portfolio
Accumulated Value		10,000.00			12,322.92	13,778.17	12,007.46	15,514.45	15,773.22	19,443.71	19,220.13	20,423.65	22,191.05	24,223.85
C000050283
Account Value [Line Items]
Line Graph and Table Measure Name				Multi-Sector Bond Portfolio
Accumulated Value		10,000.00			11,109.08	12,040.32	11,883.58	13,552.02	14,382.55	14,371.58	12,159.70	13,340.13	14,196.60	15,616.86
C000050278
Account Value [Line Items]
Line Graph and Table Measure Name				Research International Core Portfolio
Accumulated Value		10,000.00			9,887.83	12,677.18	10,945.10	14,037.49	15,927.43	17,849.97	14,786.87	16,701.40	17,244.40	21,206.92
C000000082
Account Value [Line Items]
Line Graph and Table Measure Name				Select Bond Portfolio
Accumulated Value		10,000.00			10,305.72	10,675.02	10,652.27	11,573.67	12,613.02	12,412.89	10,758.09	11,423.87	11,625.35	12,491.01
C000050281
Account Value [Line Items]
Line Graph and Table Measure Name				Short-Term Bond Portfolio
Accumulated Value		10,000.00			10,167.28	10,302.24	10,441.87	10,899.71	11,367.77	11,356.85	10,844.01	11,414.52	11,989.37	12,672.51
C000000074
Account Value [Line Items]
Line Graph and Table Measure Name				Small Cap Growth Stock Portfolio
Accumulated Value		10,000.00			11,224.92	13,650.33	12,052.42	16,354.25	21,828.32	22,724.69	16,250.63	19,233.65	21,768.34	23,276.67
C000000084
Account Value [Line Items]
Line Graph and Table Measure Name				Small Cap Value Portfolio
Accumulated Value		10,000.00			13,239.26	14,781.94	12,900.31	16,240.24	17,748.26	21,830.48	17,784.38	20,247.66	22,344.97	24,001.15
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000.00		11,099.53
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Accumulated Value	10,000.00		10,315.27
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000.00		11,099.53
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Accumulated Value		10,000.00			10,264.72	10,628.29	10,629.48	11,556.04	12,423.50	12,231.95	10,640.54	11,228.84	11,369.22	12,199.28
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
MSCI Emerging Markets Index - NDUEEGF
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Index (Net)
Accumulated Value		10,000.00			11,118.79	15,264.33	13,040.51	15,442.89	18,269.71	17,805.46	14,228.09	15,626.43	16,799.07	22,437.80
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Accumulated Value		10,000.00			10,264.72	10,628.29	10,629.48	11,556.04	12,423.50	12,231.95	10,640.54	11,228.84	11,369.22	12,199.28
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Accumulated Value		10,000.00			10,264.72	10,628.29	10,629.48	11,556.04	12,423.50	12,231.95	10,640.54	11,228.84	11,369.22	12,199.28
MSCI All Country World (ex-US) Index - NDUEACWZ
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> All Country World (ex-US) Index (Net)
Accumulated Value		10,000.00			10,449.53	13,290.91	11,404.24	13,857.42	15,333.50	16,533.21	13,887.40	16,056.03	16,944.58	22,432.39
MSCI All Country World (ex-US) Index - NDUEACWZ
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> All Country World (ex-US) Index (Net)
Accumulated Value		10,000.00			10,449.53	13,290.91	11,404.24	13,857.42	15,333.50	16,533.21	13,887.40	16,056.03	16,944.58	22,432.39
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Accumulated Value		10,000.00			10,264.72	10,628.29	10,629.48	11,556.04	12,423.50	12,231.95	10,640.54	11,228.84	11,369.22	12,199.28
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
Bloomberg Global Aggregate Index - LEGATRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Aggregate Index
Accumulated Value		10,000.00			10,208.54	10,963.52	10,832.11	11,572.84	12,637.23	12,042.39	10,085.72	10,662.02	10,481.98	11,338.07
MSCI All Country World (ex-US) Index - NDUEACWZ
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> All Country World (ex-US) Index (Net)
Accumulated Value		10,000.00			10,449.53	13,290.91	11,404.24	13,857.42	15,333.50	16,533.21	13,887.40	16,056.03	16,944.58	22,432.39
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Accumulated Value		10,000.00			10,264.72	10,628.29	10,629.48	11,556.04	12,423.50	12,231.95	10,640.54	11,228.84	11,369.22	12,199.28
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Accumulated Value		10,000.00			10,264.72	10,628.29	10,629.48	11,556.04	12,423.50	12,231.95	10,640.54	11,228.84	11,369.22	12,199.28
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
Active/Passive Aggressive Portfolio Blended Composite Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Active/Passive Aggressive Portfolio Blended Composite Benchmark *
Accumulated Value	10,000.00		10,900.00
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Accumulated Value	10,000.00		10,315.27
Active/Passive Conservative Portfolio Blended Composite Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Active/Passive Conservative Portfolio Blended Composite Benchmark *
Accumulated Value	10,000.00		10,503.19
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000.00		11,099.53
Active/Passive Very Aggressive Portfolio Blended Composite Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Active/Passive Very Aggressive Portfolio Blended Composite Benchmark *
Accumulated Value	10,000.00		11,023.21
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Accumulated Value	$ 10,000.00		$ 10,315.27
Active/Passive Moderate Portfolio Blended Composite Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Active/Passive Moderate Portfolio Blended Composite Benchmark *
Accumulated Value		10,000.00			10,921.36	12,621.54	11,960.14	14,559.23	16,684.27	18,860.83	15,951.09	18,613.52	20,596.95	23,787.52
Bloomberg US Aggregate Bond Index - LBUSTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Accumulated Value		10,000.00			10,264.72	10,628.29	10,629.48	11,556.04	12,423.50	12,231.95	10,640.54	11,228.84	11,369.22	12,199.28
Active/Passive Balanced Portfolio Blended Composite Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Active/Passive Balanced Portfolio Blended Composite Benchmark *
Accumulated Value		10,000.00			10,760.98	12,096.47	11,644.55	13,799.75	15,607.10	17,104.14	14,621.22	16,664.73	17,988.89	20,292.09
S&P US 500 Total Return Index - SPTR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.45
Russell 1000 Value Index - RU10VATR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000.00			11,734.03	13,337.37	12,234.78	15,482.04	15,914.86	19,919.09	18,417.64	20,528.77	23,478.38	27,212.98
Russell 1000 Value Index - RU10VATR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000.00			11,734.03	13,337.37	12,234.78	15,482.04	15,914.86	19,919.09	18,417.64	20,528.77	23,478.38	27,212.98
Russell 1000 Growth Index - RU10GRTR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000.00			10,707.66	13,942.63	13,731.58	18,728.42	25,937.60	33,095.52	23,452.45	33,461.55	44,623.11	52,905.34
Russell 1000 Growth Index - RU10GRTR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000.00			10,707.66	13,942.63	13,731.58	18,728.42	25,937.60	33,095.52	23,452.45	33,461.55	44,623.11	52,905.34
Bloomberg US Corporate High Yield 2% Issuer Capped Index - LF89TRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value		10,000.00			11,712.99	12,591.82	12,329.37	14,094.77	15,088.10	15,881.83	14,105.99	16,002.32	17,313.41	18,806.30
S&P US 400 Mid Cap Total Return Index - SPTRMDCP
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			12,073.84	14,035.14	12,479.56	15,749.17	17,900.36	22,332.49	19,415.72	22,607.12	25,756.01	27,688.07
S&P US 600 Small Cap Total Return Index - SPTRSMCP
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000.00			12,655.65	14,330.45	13,115.08	16,102.86	17,920.39	22,726.66	19,067.96	22,128.89	24,053.29	25,500.34
Bloomberg US TIPS Index - LBUTTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Treasury Inflation Protected Securities (TIPS) Index
Accumulated Value		10,000.00			10,468.32	10,783.11	10,647.05	11,544.36	12,813.36	13,576.54	11,968.27	12,434.51	12,662.82	13,550.46
MSCI All Country World (ex-US) Value Index - MGCUWXUN
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> All Country World (ex-US) Value Index (Net)
Accumulated Value		10,000.00			10,891.95	13,360.70	11,493.64	13,300.32	13,197.56	14,577.33	13,325.21	15,630.30	16,574.68	23,122.35
MSCI EAFE Growth Index - NDUGEAFE
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index (Net)
Accumulated Value		10,000.00			9,695.50	12,493.65	10,891.05	13,929.48	16,477.82	18,332.02	14,125.62	16,608.65	16,948.30	20,466.09
Russell 1000 Value Index - RU10VATR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000.00			11,734.03	13,337.37	12,234.78	15,482.04	15,914.86	19,919.09	18,417.64	20,528.77	23,478.38	27,212.98
Bloomberg Long-Term U.S. Treasury Index - LUTLTRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Long-Term Treasury Index
Accumulated Value		10,000.00			10,132.63	10,997.12	10,794.67	12,395.23	14,589.54	13,911.69	9,841.76	10,143.25	9,492.91	10,023.74
Russell MidCap Growth Index - RUMCGRTR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell MidCap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000.00			10,732.86	13,444.80	12,806.13	17,348.38	23,522.10	26,516.00	19,430.71	24,456.78	29,862.48	32,447.72
Russell MidCap Value Index - RUMCVATR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell MidCap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000.00			11,999.77	13,601.04	11,929.52	15,157.90	15,910.44	20,419.12	17,962.23	20,245.97	22,892.14	25,421.49
PIMCO Blended Portfolio Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Blended Portfolio Benchmark (as defined above)
Accumulated Value		10,000.00			10,978.00	11,778.22	11,515.74	13,091.56	13,918.83	14,041.42	12,157.19	13,475.12	14,236.50	15,587.36
Bloomberg Credit Hedged USD Index - H04063US
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Credit Hedged USD Index
Accumulated Value		10,000.00			10,733.60	11,365.97	11,273.94	12,635.52	13,586.92	13,531.27	11,670.98	12,763.49	13,334.06	14,298.17
MSCI EAFE Index - NDDUEAFE
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value		10,000.00			10,100.01	12,628.49	10,886.99	13,283.70	14,321.93	15,935.07	13,632.18	16,118.39	16,734.63	21,959.38
Bloomberg 1-3 Year U.S. Government/Credit Bond Index - LGC3TRUU
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 1-3 Year U.S. Government/ Credit Bond Index
Accumulated Value		10,000.00			10,128.22	10,213.76	10,377.03	10,795.19	11,155.06	11,102.29	10,692.99	11,186.20	11,673.40	12,297.44
Russell 2000 Growth Index - RU20GRTR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000.00			11,131.80	13,599.35	12,333.54	15,846.56	21,334.58	21,939.37	16,156.71	19,171.29	22,076.56	24,949.32
Russell 2000 Value Index - RU20VATR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		$ 10,000.00			$ 13,174.09	$ 14,206.66	$ 12,379.11	$ 15,151.29	$ 15,853.45	$ 20,335.28	$ 17,390.05	$ 19,937.09	$ 21,542.94	$ 24,256.18